Pension Benefit Plans - (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 27, 2019
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on asset assumptions	3.60%	3.70%
NAV per share, investment redemption, notice period	90 days
Expense for all defined benefit and defined contributions pension plans	$ 20.0	$ 20.0	$ 18.0
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Expected future employer contributions, current fiscal year				$ 8.0
Unrecognized prior service credits, before tax	1.0
Unrecognized prior service credits, net of tax	0.7
Unrecognized actuarial losses, before tax	6.1
Unrecognized actuarial losses, net of tax	4.6
Future amortization of prior service cost (credit)	(0.1)
Future amortization of prior service cost (credit), net of tax	(0.1)
Future amortization of gain (loss)	0.6
Future amortization of gain (loss), net of tax	0.4
Employer contributions	7.5	$ 7.0
Expected employer contributions within the next year	$ 7.0
Minimum | Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on asset assumptions	1.80%	1.80%
Maximum | Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on asset assumptions	5.80%	5.80%
Weighted Average | Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on asset assumptions	3.60%	3.70%